LIQUIDITY	9 Months Ended
Dec. 31, 2022
Liquidity
LIQUIDITY

NOTE 2. LIQUIDITY

As of December 31, 2022, the Company had cash and cash equivalents of approximately $13.1 million and total current liabilities of approximately $2.4 million. For the nine months ended December 31, 2022, the Company is reporting a net loss of approximately $10.2 million and cash used in operating activities of approximately $7.4 million. As of January 31, 2023, the Company had approximately $13.2 million of cash and cash equivalents on hand. The Company believes its current cash resources, including its access to the ATM and Committed Purchase (each as defined below, are sufficient to fund operations for at least 13 months from March 1, 2023, the date when the Company’s management prepared the Company’s condensed consolidated interim financial statements for the three and nine months ended December 31, 2022.

Portage filed a shelf registration statement and prospectus with the SEC under which it may sell shares, debt securities, warrants and units in one or more offerings from time to time, which became effective on March 8, 2021 (“Registration Statement” or “Prospectus”). In connection with the Registration Statement, Portage has filed with the SEC:

•	a base prospectus, which covers the offering, issuance and sale by Portage of up to $200,000,000 in the aggregate of the securities identified above from time to time in one or more offerings;
•	a prospectus supplement covering the offer, issuance and sale by Portage in an “at the market” (the “ATM”) offering of up to a maximum aggregate offering price of up to $50,000,000 of Portage’s ordinary shares that may be issued and sold from time to time under a Controlled Equity Offering Sales Agreement dated February 24, 2021 (the “Sales Agreement”), with Cantor Fitzgerald & Co., the sales agent (“Cantor Fitzgerald”);
•	a prospectus supplement dated June 24, 2021, for the offer, issuance and sale by Portage of 1,150,000 ordinary shares for gross proceeds of approximately $26.5 million in a firm commitment underwriting with Cantor Fitzgerald; and
•	a prospectus supplement dated August 19, 2022, for the resale of up to $30,000,000 of Portage’s ordinary shares that Portage may sell from time to time to Lincoln Park Capital Fund, LLC (“Lincoln”) and an additional 94,508 shares that were issued to Lincoln.

The Sales Agreement permits the Company to sell in an ATM offering up to $50,000,000 of ordinary shares from time to time, the amount of which is included in the $200,000,000 of securities that may be offered, issued and sold by the Company under the base prospectus. The sales under the prospectus will be deemed to be made pursuant to an “at the market” offering as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended (the “Securities Act”). Upon termination of the Sales Agreement, any portion of the $50,000,000 included in the Sales Agreement prospectus that is not sold pursuant to the Sales Agreement will be available for sale in other offerings pursuant to the base prospectus. See Note 14, “Capital Stock,” and Note 22, “Event After the Balance Sheet Date,” for a further discussion.

During the quarter ended June 30, 2021, the Company commenced an “at the market” offering, under which it sold 90,888 ordinary shares generating gross proceeds of approximately $2.6 million ($2.5 million, net of commissions).

On June 24, 2021, the Company completed a firm commitment underwritten public offering of 1,150,000 ordinary shares at a public offering price of $23.00 per share for gross proceeds of approximately $26.5 million and was settled June 28, 2021. The Company incurred aggregate offering expenses for the public offering of approximately $1.8 million, including approximately $1.6 million of management, underwriting and selling expenses.

On July 6, 2022, the Company entered into a Purchase Agreement (the “Committed Purchase Agreement”) with Lincoln, under which it may require Lincoln to purchase ordinary shares of the Company having an aggregate value of up to $30 million (the “Purchase Shares”) over a period of 36 months. Pursuant to the Committed Purchase Agreement, Lincoln will be obligated to purchase the Purchase Shares in three different scenarios that are based on various market criteria and share amounts. The Company has the right to terminate the Committed Purchase Agreement for any reason, effective upon one business day prior written notice to Lincoln. Lincoln has no right to terminate the Committed Purchase Agreement. The requirement that Lincoln must make a purchase will be suspended based on various criteria such as there not being an effective registration statement for Lincoln to be able to resell the ordinary shares it is committed to purchase and market criteria such as the Company continuing to be Depository Trust Company eligible, among other things. The Committed Purchase Agreement does not impose any financial or business covenants on the Company, and there are no limitations on the use of proceeds. The Company may raise capital from other sources in its sole discretion; provided, however, that the Company shall not enter into any similar agreement for the issuance of variable priced equity-like securities until the three-year anniversary of the date of the Committed Purchase Agreement, excluding, however, an at-the-market transaction with a registered broker-dealer.

In October 2022, the Company restarted the ATM and commenced sales of ordinary shares pursuant to the Sales Agreement. Through December 31, 2022, the Company sold 88,072 ordinary shares under the ATM, generating net proceeds of approximately $0.6 million and sold 30,000 ordinary shares to Lincoln under the Committed Purchase Agreement for net proceeds totaling approximately $0.2 million.

The Company has incurred substantial operating losses since inception and expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. The losses result primarily from its conduct of research and development activities.

The Company historically has funded its operations principally from proceeds from issuances of equity and debt securities and would expect to enter the capital markets if additional funding is required.

COVID-19 Effect

Beginning in early March 2020, the COVID-19 pandemic and the measures imposed to contain this pandemic have disrupted and are expected to continue to impact the Company’s business operations. The magnitude of the impact of the COVID-19 pandemic on the Company’s productivity, results of operations and financial position, and its disruption to the Company’s business and clinical programs and timelines, will depend, in part, on the length and severity of these restrictions and on the Company’s ability to conduct business in the ordinary course. There was a slowdown and temporary lack of research and development resources, principally due to the focus of third party research on the pandemic. The research and development environment has substantially normalized in calendar 2022.